Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 135,192,629	$ 144,629,055	$ 134,068,317
Revenue from sales of products through offline [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue from sales of products	133,089,030	142,552,273	132,285,817
Revenue from sales of products through online platforms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue from sales of products	$ 2,103,599	$ 2,076,782	$ 1,782,500